Pension and Post-Retirement and Post-Employment Benefits - Changes in Fair Value of Financial Instruments Classified in Level 3 (Detail) - Level 3 [Member] - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Of Financial Instruments [Line Items]
Fair value of plan assets, beginning of year	CAD 144	CAD 119
Realized and unrealized gains	51	30
Purchases	106	23
Sales and disbursements		(28)
Fair value of plan assets, end of year	CAD 301	CAD 144